Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Initial Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762